Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 2,139	£ 2,111
Description of valuation techniques used to measure fair value less costs of disposal	Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal. The value in use was higher than the fair value less costs of disposal in each of the CGUs.
Description of key assumptions	For the purpose of estimating the value in use of the CGUs, management has used an income approach based on present value techniques. The calculations use cash flow projections based on financial budgets approved by management covering a three-year period, whilst a projection to 2030 was available and used for the OPM CGU, as the three-year projection reflected the investment phase and not the longer-term return of this business, and because the long-term nature of OPM’s contracts allows for reliable forecasts to be prepared beyond three years. OPM relies on contracts with key customers and the forecast to 2030 assumes these are renewed or replaced.
Perpetuity growth rate	2.00%	2.00%
Description of management's approach to determining values assigned to key assumptions	Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include growth in Online Program Management, Virtual Schools and Professional Certification, stabilisation in UK Qualifications and US Assessments, and ongoing pressures in the US Higher Education Courseware market. The sales forecasts use average nominal growth rates between (5%) and 11% (2018: 2% and 3%) for mature markets and between 5% and 11% (2018: (1)% and 12%) for emerging markets with high inflation.
Impairment	£ 65	£ 0
Other Intangibles Acquired	53
Goodwill balance	2,900	£ 3,009	£ 2,964
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	65
Goodwill balance	27
Pretax discount rate		16.30%
Impairment Loss On Headroom		£ 20
Cost of goods sold [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	19	18
Operating expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	£ 182	169
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Description of accounting of goodwill prior to adoption of IFRS	For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased).
Goodwill balance	£ 2,139	£ 2,111	£ 2,030
Trademark And Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Other Intangibles Acquired	£ 12
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Post tax discount rate used in calculating fair value	9.50%	7.90%
CGU growth rate	3.20%	3.00%
Average nominal growth rate used in sales forecast for mature markets	5.00%	2.00%
Average nominal growth rate used in sales forecast for emerging markets	5.00%	(1.00%)
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Post tax discount rate used in calculating fair value	17.00%	15.80%
CGU growth rate	6.50%	6.50%
Average nominal growth rate used in sales forecast for mature markets	11.00%	3.00%
Average nominal growth rate used in sales forecast for emerging markets	11.00%	12.00%